COMMITMENTS AND CONTINGENCIES (Details)	12 Months Ended
	Sep. 30, 2014 Chief Executive Officer [Member] USD ($)	Sep. 30, 2014 Chief Executive Officer [Member] CNY	Sep. 30, 2014 Chief Financial Officer [Member] USD ($)	Sep. 30, 2014 Chief Financial Officer [Member] CNY	Sep. 30, 2014 Executive President [Member] USD ($)	Sep. 30, 2014 Executive President [Member] CNY	Sep. 30, 2014 Managers One [Member] USD ($)	Sep. 30, 2014 Managers One [Member] CNY	Sep. 30, 2014 Managers Two [Member] USD ($)	Sep. 30, 2014 Managers Two [Member] CNY
Commitments and Contingencies [Line Items]
Officers' Compensation	$ 29,246	180,000	$ 21,447	132,000	$ 19,497	120,000	$ 19,497	120,000	$ 19,497	120,000
Employment Term	Till 2019	Till 2019	Till 2019	Till 2019	Till 2019	Till 2019	Till 2019	Till 2019	Till 2019	Till 2019